8. SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	9 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Supplemental Cash Flow Information
	Nine Months	Nine Months
	Ended	Ended
	June 30, 2012	June 30, 2011

Interest paid	$204,000	$175,881
Interest capitalized (non-cash)	306,718	192,908
Noncash investing and financing activities:
Capital expenditures included in accounts payable	142,063	84,365
Issuance of notes payable for oil and gas	-	357,085
Issuance of 2012 convertible notes	2,037,500
Warrant liability settled on exercise	-	136,015
Recognition of liabilities for issuance of:
Series A warrants	-	1,188
Series B warrants	-	143,948
Series C warrants	-	274,516
Series D warrants	-	49,385
Issuance of Series E Warrants to placement agent	48,668	-
Recognition of conversion feature liabilities	326,945	26,771
Recognition of participation liability	-	737,886
Asset retirement obligations incurred	69,691	4,588
Issuance of restricted shares	60,699	-